ACQUISITION (Details) - Mar. 06, 2020 - NewSchool - Ambow NSAD Inc ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥)
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%		100.00%
Purchase price	$ (1,237)	¥ (8,576)
Cash consideration	1,083	¥ 7,510
Cash consideration from subsidy receivable	$ (2,320)		¥ (16,086)